Long-term investments, net - Investments (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Long-term investments
Equity method investments, net	$ 1,163	$ 1,436
Equity securities	17,507	728
Available-for-sale debt investments	42,833	0
Total long-term investments, net	61,503	2,164	[1]
SiEngine Technology Co., Ltd
Long-term investments
Equity method investments, net	0	0
Smart Automobile Co., Ltd.
Long-term investments
Equity method investments, net	0	0
Shenzhen U Chance Technology Co., Ltd.
Long-term investments
Equity method investments, net	1,163	973
ACO Tech Sdn. Bhd.
Long-term investments
Equity method investments, net	$ 0	$ 463

[1]	Restated (refer to Note 2(c))